Convertible Preferred Stock, Dividends (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Series A-1 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	$ 3.97000
Series A-2 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.26000
Series A-3 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.4000
Series A-4 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.29000
Series A-5 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.4300
Series A-6 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.62
Series B preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	0.980
Series B-1 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.140
Series B-2 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	1.140
Series B-3 preferred stock
Convertible Preferred Stock
Per annum preferred dividend rates	$ 0.170